Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 – COMMITMENTS AND CONTINGENCIES

As of March 31, 2024, Lakeshore Group has the following commitments to purchase raw materials or services:

	As of March 31,
	2024	2024
	(RMB)	(US$)
Construction in progress	27,531,843	$3,880,457
Other professional service fee	3,050,850	430,000
Purchase raw materials	38,275,819	5,394,760
Research and development	51,593,189	7,271,767
Total	120,451,701	$16,976,984

In 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, Lakeshore Group received RMB1,636,755 from Hebei Defense Biological Products Supply Center, and the balance of RMB829,052 may be received in fiscal 2025.

In October, 2023, Liaoning Yisheng filed an engineering dispute with Shenyang Baimu Technology Co., Ltd (“Shenyang Baimu”), claiming Shenyang Baimu should pay a penalty of RMB2,180,000 for engineering delays and refund the overpaid funds. As the proceedings are under trial, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible gain or a range of reasonably possible gains cannot be made.

In December, 2023, Liaoning Yisheng filed an engineering dispute with Aoxing Pharmaceutical Equipment (Shijiazhuang) Co., Ltd (“Aoxing”), claiming Aoxing should refund RMB1,860,000 and pay a penalty of RMB155,000 for engineering delays. As the proceedings are under trial, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible gain or a range of reasonably possible gains cannot be made.

In March, 2024, Shenyang Jiayixin Decoration Engineering Design Co., Ltd filed a dispute with h Liaoning Yisheng, claiming Liaoning Yisheng should refund RMB522,716 and interest of RMB34,400. As the proceedings are in the early stages, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

In April, 2024, Jilin Ruisheng Science and Trade Company (“Jilin Ruisheng”) filed a dispute with Liaoning Yisheng, claiming Liaoning Yisheng should refund RMB164,141 and interest of RMB28,314. As the proceedings are in the early stages, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

Lakeshore Group was also involved in labor disputes as of March 31, 2024. As the proceedings are in the early stages or the second appeal, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

Since December 2023, the Company has been involved in several legal proceedings in the Cayman Islands against Mr. Yi Zhang, the former chairperson of the Board, and his associates. On December 22, 2023, the Grand Court of the Cayman Islands (the “Grand Court”) granted the Company an injunction against Mr. Zhang, which restrained Mr. Zhang from, among other things, taking any steps to exercise any powers of, or hold himself out to be, chairperson of the Board. That injunction was discharged by the Grand Court on February 6, 2024. On February 16, 2024, the Company obtained another injunction from the Grand Court which restrained Mr. Zhang and his associates, including Nan Zhang, Yun (Monica) Zhang, Lui Chi Keung and Jing Xian Li from, among other things, holding themselves out to be directors of the Company and from taking any steps to exercise any powers as though they were directors. On April 3, 2024, the Company filed an Amended Statement of Claim with the Grand Court in its proceedings against Mr. Zhang and his associates. The Amended Statement of Claim seeks various forms of declaratory and injunctive relief against the defendants as well as damages. On June 7, 2024, Mr. Zhang filed a Defence with the Grand Court which, among other things, alleges that certain present and former directors of the Company took steps to improperly oust Mr. Zhang from, and to seize control of, the Company and that certain present and former directors of the Company breached their fiduciary duties to the Company (which Mr. Zhang has pleaded will be the subject of separate derivative proceedings) and denies the Company’s entitlement to the relief the Company has claimed in its Amended Statement of Claim. On August 2, 2024, the Company filed and served its Reply by which the Company has, among other things, denied these allegations.

In 2024, Mr. Zhang filed a writ of summons (the “Writ of Summons”) with the Grand Court against the Company and certain of its directors and executive officers and Apex Prospect Limited, seeking, amongst other things, (i) a declaration that the issue by the Company of 95,269,762 shares to Apex (the “Apex Shares”) was invalid and of no effect; (ii) an injunction restraining Apex from exercising any voting rights in respect of the Apex Shares; (iii) a declaration that the removal of Mr. Zhang as a director of the Company on February 12, 2024 was invalid and of no effect; and (iv) a declaration that the appointment of new directors to the Company on February 13, 2024 was invalid and of no effect and an injunction restraining the individuals appointed as new directors of the Company on February 13, 2024 from holding themselves out to be directors of the Company or exercising any power as directors of the Company. As of the date of this Annual Report, the Writ of Summons has not yet been served on the Company or any of the other defendants.

In May 2024, two entities controlled by Mr. Zhang (each, a “Claimant,” and collectively, the “Claimants”) filed arbitration claims respectively with the Kaifeng Arbitration Commission in China against Liaoning Yisheng. The Claimants sought an aggregate amount of RMB919 million of payment, primarily covering fees for research and development services of RMB198 million and accrued interest borrowings and other fees of RMB721 million until full payment. The Claimants allege Liaoning Yisheng owes them fees for research and development services from as early as 2002, and that the parties entered into debt confirmation and repayment agreements respectively in March 2024, pursuant to which Liaoning Yisheng purportedly agreed to repay the Claimants approximately RMB723 million in the aggregate, including fees for research and development services of RMB198 million and accrued interest, borrowings and other fees of RMB525 million until full payment. In connection with the arbitration proceedings, Liaoning Yisheng’s inventory of YSJATM rabies vaccine with an appraisal value of approximately RMB902 million had been frozen. Liaoning Yisheng received a decision from the Kaifeng Arbitration Commission on June 18, 2024, to suspend the arbitration, and filed a case with the Kaifeng Intermediate People’s Court on June 12, 2024, to confirm the validity of the arbitration agreement.

In May 2024, a Claimant filed arbitration claims with the Kaifeng Arbitration Commission in China against Beijing Yisheng. The Claimant alleged that Beijing Yisheng owed the Claimant certain fees and other amounts since 2021 due to historical reorganization transactions, and that the parties entered into debt confirmation and repayment agreements in March 2024, pursuant to which the Claimant claimed that Beijing Yisheng had agreed to repay the Claimant approximately RMB59 million in the aggregate. The Claimant sought an arbitration award of RMB83 million in payment from Beijing Yisheng.

As of the date of this Annual Report, the Kaifeng Arbitration Commission did not issue awards on these three cases.